INTANGIBLE ASSETS (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 47,309	$ 47,309
Accumulated amortization	(18,031)	(11,749)
Impairment	(7,170)	(7,170)
Intangible assets, net	22,108	28,390
Research and Development In Process [Member] | Bloxiverz [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	35,248	35,248
Accumulated amortization	(17,623)	(11,749)
Intangible assets, net	17,625	23,499
Research and Development In Process [Member] | Vazculep [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	12,061	12,061
Accumulated amortization	(408)	0
Impairment	(7,170)	(7,170)
Intangible assets, net	$ 4,483	$ 4,891